[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                               BOSTON, MA 02116]



January 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  ISHARES, INC. (THE "COMPANY"), FILE NOS. 33-97598, 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectus and statement of additional information for the Funds of the Company dated January 1, 2005, do not differ from that contained in Post-Effective Amendment No. 29 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2004.

Please address all questions regarding this filing to the undersigned at (617) 937-7270.



Very truly yours,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz, Esq.